Related Party Transactions and Balances (Details) - Schedule of sales - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions and Balances (Details) - Schedule of sales [Line Items]
Related party Total	$ 575,901	$ 816,607	$ 826,453
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of sales [Line Items]
Related party Total	51,750	71,885	113,121
Yangzhou Yada Powder Metallurgy Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of sales [Line Items]
Related party Total	347,737	669,583	567,559
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of sales [Line Items]
Related party Total	176,414	67,101	145,773
Jiangsu Qinqin Group Yangzhou Hujun Food Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of sales [Line Items]
Related party Total		$ 8,038